SEGMENT REPORTING - Consolidated Operating income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT REPORTING
Total consolidated Operating income	¥ 3,538,061	$ 484,798	¥ 3,025,618	¥ 1,156,179
Interest and other income/(loss), net	156,193	21,402	81,741	(29,429)
Income before income taxes	3,694,254	506,200	3,107,359	1,126,750
Reconciliation, Corporate
SEGMENT REPORTING
Total consolidated Operating income	115,595	15,839	(14,983)	(109,106)
Reconciliation, Other operations
SEGMENT REPORTING
Total consolidated Operating income	(47,360)	(6,489)	(42,612)	(318)
PRC Segment | Operating segment
SEGMENT REPORTING
Total consolidated Operating income	¥ 3,469,826	$ 475,448	¥ 3,083,213	¥ 1,265,603